Income Taxes - Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Among current assets ("other receivables and prepaid expenses")	$ 212,222	$ 199,908
Among other assets ("long-term deferred income tax assets")	4,007	4,153
Among short-term liabilities	(283)	(261)
Among long-term liabilities	(2,232)	(1,901)
Net deferred tax assets	$ 213,714	$ 201,899